CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 992	$ 887
Trade receivables (net of allowance for doubtful accounts of $170 and $234 at December 31, 2018 and December 31, 2017, respectively)	5,682	6,963
Inventories	3,611	3,871
Other accounts receivable and prepaid expenses	1,160	1,781
Total current assets	11,445	13,502
LONG-TERM ASSETS:
Severance pay fund	53	57
Long term prepaid expenses	39
Total long-term assets	92	57
PROPERTY AND EQUIPMENT, NET	6,623	8,586
Total assets	18,160	22,145
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt	6,606	7,063
Short-term credit from related party	2,668	1,442
Trade payables	4,108	5,451
Other accounts payable and accrued expenses	3,377	4,111
Total current liabilities	16,759	18,067
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	308	388
Accrued severance pay	211	231
Total long-term liabilities	519	619
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value - Authorized: 10,000,000 shares at December 31, 2018 and December 31, 2017; Issued and outstanding: 2,028,552 shares at December 31, 2018 and December 31, 2017	1,985	1,985
Additional paid-in capital	17,270	17,270
Foreign currency translation adjustments	2,340	2,415
Capital reserves	800	695
Accumulated deficit	(21,513)	(18,906)
Total shareholders' equity	882	3,459
Total liabilities and shareholders' equity	$ 18,160	$ 22,145